Condensed Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Stockholders equity:
Preferred stock, par value	$ 0	$ 0
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Preferred stock Series A, par value	$ 0	$ 0
Preferred stock Series A, issued shares	2	0
Preferred stock Series A, outstanding shares	2	0
Common stock Class A, par value	$ 0	$ 0
Common stock Class A, issued shares	635,241,994	604,115,638
Common stock Class A, outstanding shares	635,241,994	604,115,638
Common stock Class B, par value	$ 0	$ 0
Common stock Class B, issued shares	0	0
Common stock Class B, outstanding shares	0	0
Common Stock Issuable, Shares	1,122,311	1,122,311